Schedule of weighted-average grant date fair value of the RSUs granted (Details) - Restricted share units [member]		12 Months Ended
		Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares
IfrsStatementLineItems [Line Items]
Number of RSUs, balance		271
Weighted average grant date fair value per share, balance | $ / shares		$ 142.45
Number of RSUs, Granted			858
Weighted average grant date fair value per share, Granted | $ / shares			$ 40.60
Number of RSUs, Vested	[1]	(169)	(2,230)
Weighted average grant date fair value per share, Vested | $ / shares	[1]	$ 197.81	$ 219.37
Number of RSUs, Forfeited			(39)
Weighted average grant date fair value per share, Forfeited | $ / shares			$ 339.59
Number of RSUs, balance		102	271
Weighted average grant date fair value per share, balance | $ / shares		$ 142.45	$ 142.45
Issued shares		0	858
Previously Reported [Member]
IfrsStatementLineItems [Line Items]
Number of RSUs, balance		271	1,682
Weighted average grant date fair value per share, balance | $ / shares		$ 142.45	$ 142.45
Number of RSUs, balance			271
Weighted average grant date fair value per share, balance | $ / shares			$ 142.45
Correction of prior year error [member]
IfrsStatementLineItems [Line Items]
Number of RSUs, balance		271	1,682
Number of RSUs, balance
Weighted average grant date fair value per share, Correction of prior year error | $ / shares
Number of RSUs, balance			271

[1]	No ordinary shares were issued in connection with the RSUs that vested during the year ended December 31, 2025 (2024: 858).